Fees and Expenses	Dec. 31, 2025
Oberweis Global Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	.84%	.84%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.35%	.35%
Total Annual Fund Operating Expenses	1.44%	1.19%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$147	$456	$787	$1,724
Institutional Class	$121	$378	$654	$1,443

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	85.00%
Oberweis Micro-Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.21%	.21%
Total Annual Fund Operating Expenses	1.46%	1.21%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$149	$462	$797	$1,746
Institutional Class	$123	$384	$665	$1,466

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Oberweis Small-Cap Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	.80%	.80%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.21%	.21%
Total Annual Fund Operating Expenses[1]	1.26%	1.01%
Expense Reimbursement	(.01)%	(.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	1.00%

[1] The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.25% and 1.00% of average daily net assets excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”). The contractual arrangement continues in force until April 30, 2027. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$127	$399	$691	$1,522
Institutional Class	$102	$321	$557	$1,235

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Oberweis International Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees [Table]
Shareholder Fees (Fees paid directly from your investments)	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.18%	.18%
Total Annual Fund Operating Expenses[1]	1.43%	1.18%
Expense Reimbursement	(.08)%	(.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%	1.10%

[1] The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.35% and 1.10% of average daily net assets, excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively (the “expense limitation”). The contractual arrangement continues in force until April 30, 2027. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$137	$445	$774	$1,706
Institutional Class	$112	$367	$641	$1,425

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	125.00%
Oberweis China Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees [Table]
Shareholder Fees (Fees paid directly from your investments)	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.58%	.58%
Total Annual Fund Operating Expenses[1]	1.83%	1.58%
Expense Reimbursement	(.03)%	(.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%	1.55%

[1] The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.80% and 1.55% of average daily net assets excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”). The contractual arrangement continues in force until April 30, 2027. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$183	$573	$988	$2,145
Institutional Class	$158	$496	$858	$1,876

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	127.00%
Oberweis Focused International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect the management fee reduction which took effect on February 20, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees [Table]
Shareholder Fees (Fees paid directly from your investments)	INSTITUTIONAL CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.65%
Distribution and/or Service (12b-1) Fees	.00%
Other Expenses	1.13%
Total Annual Fund Operating Expenses[2]	1.78%
Expense Reimbursement	(.97)%
Total Annual Fund Operating Expenses After Expense Reimbursement	.81%

[1] Management fees have been restated to reflect the management fee reduction which took effect on February 20, 2026.

[2] The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 0.81% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the “expense limitation”). The contractual arrangement continues in force until April 30, 2027. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Oberweis Focused International Growth Fund	$83	$466	$874	$2,014

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	101.00%